Marketable Securities - Additional Information (Detail)			3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 05, 2014 USD ($) shares	May. 19, 2014 shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Tranche shares	Dec. 31, 2013 USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable Securities, Number of Shares Held as Deposit (in Shares) | shares	7,000,000
Marketable Securities, Value of Shares Held as Customer Deposit	$ 300,000
Fair Value Inputs, Discount Rate						12.00%
Marketable Securities, Restricted, Current					$ 0	$ 184,800
Class of Warrant or Right, Outstanding (in Shares) | shares			8,650,792		206,480
Unrealized loss on marketable securities				$ 26,511
Fair value of warrants			$ 3,861,962
Endocan [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Customer deposit received as collateral description					The last filed financial statements show minimal assets and liabilities of over $1,000,000. Management concluded these factors were indications of impairment, and determined the shares were fully impaired, with the decline being other-than-temporary.
Other Entity [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment, Term of Investment		6 months
Class of Warrant or Right, Outstanding (in Shares) | shares		166,665
Class of warrant or right, exercised | shares		33,333
Class of Warrant or Rights, Fair Value Granted			21,650
Class of warrant or right, issued | shares		200,000
Shares of common stock issued on exercise of warrants | shares		10,825
Fair value of warrants			$ 73,167
Expected term			1 year
Annual risk-free rate			0.26%
Annualized expected volatility			120.00%
MJ Holdings [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment, Percentage of Profits Realized from Investment		50.00%
Investment, Term of Investment		6 months
Class of Warrant or Right, Outstanding (in Shares) | shares		33,333
Number of tranches of warrants received for services provided under agreement | Tranche					6
Class of warrant or right, exercised | shares					10,825
Class of Warrant or Rights, Fair Value Granted					$ 21,650
Unrealized loss on marketable securities					$ (73,069)